Summary of Significant Accounting Policies (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended	1 Months Ended	12 Months Ended	10 Months Ended
	Dec. 28, 2014	Dec. 30, 2012	Dec. 29, 2013	Nov. 14, 2012	Nov. 15, 2012
Leasehold interests					$ 9.8
Accumulated amortization of leasehold interests	1.6		1.1
Weighted average amortization period of leasehold interests	14 years
Operating and Administrative Expenses
Advertising expense	32.0	3.6	28.6
Operating and Administrative Expenses | Predecessor
Advertising expense				23.7
Other Assets | SFDN
Dividend receivable	2.8		3.2
Accounts Payable
Checks and advanced payments outstanding	38.5		34.6
Other Long-Term Liabilities
Leasehold interests	8.2		8.7
Accrued obligation for self-insurance programs	$ 33.7		$ 31.4